Pension and Postretirement Expense Level 4 (Details) - U.S. Pension Plan Investments Measured at Fair Value (United States Pension Plans of US Entity, Defined Benefit [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Large Cap Equity Funds	$ 36	$ 44
Small mid Cap Equity Funds	6	7
Other International Equity	27	33
Debt Securities Fixed Income	133	125
Cash, Money Market and Other	28	31
Fair value of plan assets at end of year	230	240
Fair Value, Inputs, Level 1 [Member]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 2 [Member]
Large Cap Equity Funds	36	44
Small mid Cap Equity Funds	6	7
Other International Equity	27	33
Debt Securities Fixed Income	133	125
Cash, Money Market and Other	28	31
Fair value of plan assets at end of year	230	240
Fair Value, Inputs, Level 3 [Member]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Fair value of plan assets at end of year	$ 0	$ 0